Document and Entity Information	Feb. 07, 2022
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001837067
Document Type	8-K
Document Period End Date	Feb. 07, 2022
Entity Registrant Name	NIGHTDRAGON ACQUISITION CORP.
Entity Incorporation State Country Code	DE
Entity File Number	001-40108
Entity Tax Identification Number	85-4249052
Entity Address, Address Line One	101 Second Street
Entity Address, Address Line Two	Suite 1275
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94105
City Area Code	(510)
Local Phone Number	306-7780
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	SCALE units, each consisting of one share ofClass A common stock, $0.00001 par value, andone-fifth of one redeemable warrant
Trading Symbol	NDACU
Security Exchange Name	NASDAQ
Capital Unit, Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Shares of Class A common stock included aspart of the SCALE units
Trading Symbol	NDAC
Security Exchange Name	NASDAQ
Units [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants included as part of theSCALE units
Trading Symbol	NDACW
Security Exchange Name	NASDAQ